Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions
7 — Acquisitions
2021 Business Combinations —
On Jun
e 22, 2021, the Company purchased the Amelia Island Concours d’Elegance event. On July 22, 2021, the Company’s MHH Canadian subsidiary purchased the Paddock Motor Club in Toronto, Canada. On August 12, 2021, the Company purchased McCall’s Motorworks Revival. On November 30, 2021, Member Hubs Seattle, LLC purchased the operations of Driver Club, LLC. The pro forma effect of these acquisitions does not materially impact the Company’s reported results, either individually or in the aggregate, for each period presented in the Consolidated Statements of Operations. As a result, no pro forma information has been presented.
2020 Asset Acquisition —
The
Company completed one acquisition in 2020 that was accounted for as an asset acquisition. On March 1, 2020, the Company purchased the renewal rights to the collector insurance policies effective on or after March 1, 2020 from a Canadian insurance brokerage. As part of the transaction, the seller entered into a non-compete
agreement with the Company wherein it is prohibited from competing with the Company for a period of five years. Total purchase consideration for the acquisition was $9.7 million, with cash paid at closing of $2.5 million and estimated current and long-term liabilities of $2.4 million and $4.8 million, respectively.
2020 Business Combination —
The
Company purchased California Mille in 2020, which was accounted for as a business combination. The pro forma effect of this acquisition did not materially impact the Company’s reported results, for each period presented in the Consolidated Statements of Operations. As a result, no pro forma information has been presented.

The following table summarizes the purchase consideration and the purchase price allocation to fair values of the identifiable assets acquired and liabilities assumed as of the date of each acquisition:

	December 31,
	2021	2020
	in thousands
Cash	$11,450	$2,944
Fair value of non-cash consideration	3,767	9,191

Total consideration	$15,217	$12,135

Allocation of purchase price:
Other current assets	$1,416	$62
Intangible assets	7,134	11,266
Goodwill	6,753	944

Total assets acquired	15,303	12,272
Liabilities assumed
Accrued compensation, current	—	38
Contract liabilities, current	86	99

Total liabilities assumed	86	137

Fair value of net assets acquired	$15,217	$12,135